As filed with the Securities and Exchange Commission on October 7, 2009

      File No. 333-159216

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

Pre-Effective Amendment No.                          [ ]

Post-Effective Amendment No.      1                    [X]

Franklin Tax-Exempt Money Fund

(Exact Name of Registrant as Specified in Charter)

(650) 312-2000

(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Title of securities being registered: Shares of beneficial interest, without par value, of Franklin Tax-Exempt Money Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and B are incorporated by reference to the electronic filing made on July 9, 2009, under Accession No. 0000353316-09-000018.

PART C

Other Information

Item 15. Indemnification. The Agreement and Declaration of Trust (the “Declaration”) of Franklin Tax-Exempt Money Fund (the "Trust") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as "Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

        (1)  Copies of the charter of the Registrant as now in effect;

             (a)  Agreement and Declaration of Trust of Franklin Tax-Exempt Money Fund, a Delaware statutory trust dated October 18, 2006

     Filing: Post-Effective Amendment No. 27 to
     Registration Statement on Form N-1A
     File No. 002-72614
     Filing Date: November 27, 2007

(b)  Certificate of Trust of Franklin Tax-Exempt Money Fund, a Delaware Statutory Trust, dated

     October 18, 2006

     Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
     File No. 002-72614
     Filing Date: November 27, 2007

(c)  Certificate of Amendment dated October 21, 2008 of Agreement and Declaration of Trust dated October

     18, 2006

     Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
     File No. 002-72614
     Filing Date: November 26, 2008

(2)  By-laws

(a)  By-Laws of Franklin Tax-Exempt Money Fund, a Delaware Statutory Trust, effective as of October 18,

     2006
     Filing: Post-Effective Amendment No. 27 to
     Registration Statement on Form N-1A
     File No. 002-72614
     Filing Date: November 27, 2007

 (3)  Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

     Not applicable.

               (4)  Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                    (a) Agreement and Plan of Reorganization between the Registrant and Franklin New York Tax-Free

                        Trust, on behalf of Franklin New York Tax-Exempt Money Fund dated August 26, 2009

         (5)  Instruments defining the rights of holders of the securities being registered including copies, where applicable of the relevant portion of the articles of incorporation or by-laws of the registrant.

 (6)  Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

 (a) Investment Management Agreement between Registrant and
     Franklin/Advisers, Inc. dated December 1, 2007
     Filing: Post-Effective Amendment No. 28 to
     Registration Statement on Form N-1A
     File No. 002-72614
     Filing Date: November 26, 2008

 (b) Addendum dated January 1, 2008 to Investment Management Agreement between Registrant and

     Franklin/Advisers, Inc. dated December 1, 2007

     Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
     File No. 002-72614
     Filing Date: November 26, 2008

(7)  Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)  Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated December

     1, 2007

     Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
     File No. 002-72614
     Filing Date: November 26, 2008

(b)  Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers

     dated November 1, 2003
     Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
     File No. 002-72614
     Filing Date: November 24, 2004

(c)  Amendment dated May 15, 2006, to Forms of Selling Agreements between Franklin/Templeton

     Distributors, Inc. and Securities Dealers dated November 1, 2003
     Filing: Post-Effective Amendment No. 27 to
     Registration Statement on Form N-1A
     File No. 002-72614
     Filing Date: November 27, 2007

(8)  Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

     Not applicable.

(9)  Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment

     Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the

     Registrant, including the schedule of remuneration;

(a) Master Custody Agreement between Registrant and The
    Bank of New York Mellon dated February 16, 1996

    Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

    File No. 002-72614

    Filing Date: November 27, 1996

(b) Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

    Filing: Post-Effective Amendment No. 16 to
    Registration Statement on Form N-1A
    File No. 002-72614
    Filing Date: November 27, 1996

(c) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and The Bank of New York Mellon
    Filing: Post-Effective Amendment No. 17 to
    Registration Statement on Form N-1A
    File No. 002-72614
    Filing Date: November 25, 1997

(d) Amendment dated February 27, 1998 to the Master Custody Agreement dated February 16, 1996 between

    Registrant and The Bank of New York Mellon

    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
    File No. 002-72614
    Filing Date: September 30, 1998

(e) Amendment dated May 1, 2009 to Exhibit A of Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

(10)Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                        Not applicable.

 (11)  An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Counsel dated May 13, 2009

       Filing: Form N-14

             File No. 333-159216

       Filing Date: May 13, 2009

               (12)  An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

   (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequence to Shareholders dated

       August 26, 2009

 (13)  Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

   (a) Subcontract for Fund Administrative Service between Franklin Advisers, Inc. and Franklin

       Templeton Services LLC dated March 1, 2008

       Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
       File No. 002-72614
       Filing Date: November 26, 2008

               (14)  Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                         Not applicable.

               (15)  All financial statements omitted pursuant to Item 14(a)(1);

       Not applicable.

           (16)  Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

  (a) Power of Attorney dated April 14, 2009

      Filing: Form N-14
      File No. 333-159216

      Filing Date: May 13, 2009

           (17)  Any additional exhibits which the Registrant may wish to file.

(a) Code	of Ethics dated May, 2009

       Filing: Form N-14/A
       File No. 333-159216

             Filing Date: June 11, 2009

Item 17.     Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6TH day of October, 2009.

FRANKLIN TAX-EXEMPT MONEY FUND

a Delaware statutory trust
(Registrant)

           By: /s/David P. Goss

            David P. Goss

            Vice President

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Charles B. Johnson*         Chief Executive Officer-
Charles B. Johnson          Investment Management
                            Dated: October 6, 2009

Laura F. Fergerson*         Chief Executive Officer-
Laura F. Fergerson          Finance and Administration
                            Dated: October 6, 2009

Gaston Gardey*              Chief Financial Officer and

Gaston Gardey               Chief Accounting Officer
                            Dated: October 6, 2009

Harris J. Ashton*           Trustee
Harris J. Ashton            Dated: October 6, 2009

Robert F. Carlson*          Trustee
Robert F. Carlson           Dated: October 6, 2009

Sam Ginn*                   Trustee
Sam Ginn                    Dated: October 6, 2009

Edith E. Holiday*           Trustee
Edith E. Holiday            Dated: October 6, 2009

Rupert H. Johnson, Jr.*     Trustee
Rupert H. Johnson, Jr.      Dated: October 6, 2009

Frank W.T. LaHaye*          Trustee

Frank W.T. LaHaye           Dated: October 6, 2009

Frank A. Olson*             Trustee

Frank A. Olson              Dated: October 6, 2009

Larry D. Thompson*          Trustee

Larry D. Thompson           Dated: October 6, 2009

John B Wilson*              Trustee

John B. Wilson              Dated: October 6, 2009

*By  /s/ David P. Goss

David P. Goss, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN TAX-EXEMPT MONEY FUND

REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(1)(a)	Agreements and Declaration of Trust of Franklin Tax-Exempt Money Fund, a Delaware Statutory Trust, dated October 18, 2006	*

EX-99.(1)(b)	Certificate of Trust of Franklin Tax-Exempt Money Fund dated October 18, 2006	*

EX-99.(1)(c)	Certificate of Amendment dated October 21, 2008 of Agreement and Declaration of Trust dated October 18, 2006	*

EX-99.(2)(a)	By-Laws of Franklin Tax-Exempt Money Fund, a Delaware statutory trust, dated October 18, 2006	*

EX-99.(4)(a)	Agreement and Plan of Reorganization dated August 26, 2009 between Franklin Tax-Exempt Fund and Franklin New York Tax-Free Trust, on behalf of Franklin New York Tax-Exempt Money Fund	Attached

EX-99.(6)(a)	Investment Management Agreement between the Registrant and Franklin Advisers, Inc. dated December 1, 2007	*

EX-99.(6)(b)	Addendum dated January 1, 2008 to Investment Management Agreement between the Registrant and Franklin Advisers, Inc. dated December 1, 2007	*

EX-99.(7)(a)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated December 1, 2007	*

EX-99.(7)(b)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(7)(c)	Amendment dated May 15, 2006 to form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(9)(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(b)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(c)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon	*

EX-99.(9)(d)	Amendment dated February 27, 1998 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon	*

EX-99.(9)(e)	Amendment dated May 1, 2009 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996	Attached

EX-99.(11)(a)	Opinion and Consent of Counsel dated May 13, 2009	*

EX-99.(12)(a)	Opinion and Consent of Counsel Supporting Tax Matters and Consequence to Shareholders dated August 26, 2009	Attached

EX-99.(13)(a)	Subcontract for Fund Administrative Service between Franklin Advisers, Inc. and Franklin Templeton Services LLC dated March 1, 2008	*

EX-99.(16)(a)	Power of Attorney dated April 14, 2009	*

EX-99.(17)(a)	Code of Ethics dated May, 2009	*

*Incorporated By Reference